1933 Act File No. 2-91091
                                                      1940 Act File No. 811-4018

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
                                                                   -------

      Pre-Effective Amendment No.         ......................

      Post-Effective Amendment No. __26____.....................      X
                                     ------                        -------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X
                                                                       -------

      Amendment No.   22  ...........................................    X
                    ------                                            -------

                           FEDERATED HIGH YIELD TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)



It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
_x  on April 30, 1999 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on _________________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph
    (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                                                              Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


PROSPECTUS
Federated High Yield Trust


A mutual fund seeking high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

APRIL 30, 1999

CONTENTS



Risk/Return Summary  1

What are The Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities in Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  7

How to Redeem Shares  8

Account and Share Information  9

Who Manages the Fund?  10

Financial Information  11

Report of Ernst & Young LLP, Independent Auditors  33



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?



The Fund's investment objective is to seek high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.



WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?



The Fund pursues its investment objective by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds (also known as "junk bonds"). The adviser selects securities seeking high yields, low relative credit risk, and high portfolio diversification.



WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:



* The corporate bonds in which the fund invests have a higher default risk than investment-grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

* Liquidity of individual corporate bonds varies considerably. Low-grade corporate bonds have less liquidity than investment grade securities, which means that it may be more difficult to sell or buy a security at a favorable price or time.

* Low-grade corporate bond returns are sensitive to changes in the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

* Low-grade corporate bond returns are sensitive to changes in prevailing interest rates. An increase in interest rates may result in a decrease in the value of Fund shares.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



RISK/RETURN BAR CHART AND TABLE

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated High Yield Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "-15%" and increasing in increments of 15% up to 60%. The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: -1.16%, -12.57%, 52.53%, 15.02%, 17.37%, -2.41%, 18.39%, 13.49%, 13.25%, and 1.06% respectively.



The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's shares are not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's total return from January 1, 1999 to March 31, 1999 was 3.34%.

Within the period shown in the Chart, the Fund's highest quarterly return was 21.35% (quarter ended March 31, 1991). Its lowest quarterly return was (7.41%) (quarter ended September 30, 1990).

AVERAGE ANNUAL TOTAL RETURN TABLE

The following table represents the Fund's Average Annual Total Return for the calendar period ended December 31, 1998.

CALENDAR PERIOD   FUND     LBSBI    LBHYBI   LHCYA
1 Year             1.06%    1.27%    1.87%    (0.40%)
5 Years            8.46%    8.64%    8.57%     7.42%
10 Years          10.32%   10.48%   10.55%     9.40%

The table shows the Fund's total returns averaged over a period of years relative to the Lehman Brothers Single B Rated Index (LBSBI), the Lehman Brothers High Yield Bond Index (LBHYBI), broad-based market indices, and the Lipper High Current Yield Funds Average (LHCYA), an average of funds with similar investment objectives.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



What are The Fund's Fees and Expenses?

FEDERATED HIGH YIELD TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.



SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                                                           None
Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price or redemption proceeds, as applicable)            None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of offering price)                                 None
Redemption Fee (as a percentage of amount redeemed, if applicable)                            None
Exchange Fee                                                                                  None

ANNUAL FUND OPERATING
EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                              0.75%
Distribution (12b-1) Fee                                                                      None
Shareholder Services Fee 3                                                                    0.25%
Other Expenses                                                                                0.14%
Total Annual Fund Operating Expenses                                                          1.14%

1 Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended February 28, 1999.

 Total Waiver of Fund Expenses                                                                0.26%

 Total Actual Annual Fund Operating Expenses (after waivers)                                  0.88%
2 The adviser voluntary waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.54% for the fiscal year ended
February 28, 1999.
3 The shareholder services fee for the Fund has been voluntarily reduced.
This voluntary reduction can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary reduction) was 0.20% for the fiscal year ended February 28, 1999.


EXAMPLE



This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waivers as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year       $   116
3 Years      $   362
5 Years      $   628
10 Years     $ 1,386



What are the Fund's Investment Strategies?



The Fund provides exposure to the high-yield, lower-rated corporate bond market. At least 65 percent of the Fund's assets are invested in corporate bonds rated BBB or lower. The adviser actively manages the Fund's portfolio seeking to realize the potentially higher returns of high-yield bonds (also known as "junk bonds") compared to returns of high-grade securities by seeking to minimize default risk and other risks through careful security selection and diversification.

The adviser selects securities seeking high yields, low relative credit risk, and high portfolio diversification. The securities in which the Fund invests have high yields primarily because of the market's greater uncertainty about the issuer's ability to make all required interest and principal payments, and therefore about the returns that will be in fact be realized by the Fund.

The adviser attempts to select bonds for investment by the Fund which offer high potential returns for the default risks being assumed. The adviser's securities selection process consists of a credit-intensive, fundamental analysis of the issuing firm. The adviser's analysis focuses on the financial condition of the issuing firm together with the issuer's business and product strength, competitive position, and management expertise. Further, the adviser considers current economic, financial market, and industry factors, which may affect the issuer.

The adviser attempts to minimize the Fund's portfolio credit risk through diversification. The adviser selects securities to maintain broad portfolio diversification both by company and industry. The adviser does not target an average maturity for the Fund's portfolio.



TEMPORARY DEFENSIVE INVESTMENTS



The Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to give up greater investment returns to maintain the safety of principal, that is, the original amount invested by shareholders.



What are the Principal Securities in Which the Fund Invests?

The Fund invests primarily in lower-rated corporate fixed income securities. Corporate fixed income securities are debt securities issued by U.S. or foreign businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies.



Preferred stock which is redeemable by the issuer is substantially similar to a fixed income security. Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stock also participates in dividends and distributions paid on common stock.

The Fund may invest in fixed income securities of issuers based outside the U.S. The securities of foreign issuers in which the Fund invests are primarily traded in the U.S. and are predominantly denominated in U.S. dollars.



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.



A security's current yield measures the annual income earned on a security as a percentage of its price. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. A security's yield to maturity will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount.



The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer's debt securities may vary based on their priority for repayment. For example, higher-ranking (senior) securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. Typically, both senior and subordinated debt securities have a higher priority than redeemable preferred stock. Most of the fixed income securities in which the Fund invests will be uncollateralized and subordinated to other debt that a corporation has outstanding.



Lower rated fixed income securities are securities rated below investment grade (i.e., BB or lower) by a Nationally Recognized Rating Service. There is no minimal acceptable rating for a security to be purchased or held by the Fund and the Fund may purchase or hold unrated securities and securities whose issuers are in default.



What are the Specific Risks of Investing in the Fund?

CREDIT RISKS



Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. The high yield bonds in which the Fund invests have a higher default risk than investment grade securities. Low-grade bonds are almost always uncollateralized and subordinated to other debt that a firm has outstanding.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline relative to higher quality instruments.



LIQUIDITY RISKS

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.



RISKS RELATED TO THE ECONOMY

The prices of high yield securities are affected by the economy. The value of the Fund's portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income to fall while the prices of other securites rise or remain unchanged.



Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

What Do Shares Cost?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV). The Fund does not charge a front-end sales charge. NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund's Distributor markets the Shares described in this prospectus to bank customers or banks acting in a fiduciary, advisory, agency, custodial (including Individual Retirement Accounts), or similar capacity or individuals, directly or through investment professionals. It is also designed for funds held by other institutions such as corporations, trusts, brokers, investment counselors, pension and profit-sharing plans, and insurance companies.

The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.



You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:



Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and



* signatures of all shareholders exactly as registered.



Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record;

* your redemption will be sent to an address of record that was changed within the last 30 days; or



* a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.



PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional
Shares without a sales charge, unless you elect cash payments.     If you
purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends
and capital gains will be paid.      ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non- retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.



Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



Who Manages the Fund?



The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.



THE FUND'S PORTFOLIO MANAGERS ARE:



MARK E. DURBIANO



Mark E. Durbiano has been the Fund's portfolio manager since August 1984. Mr. Durbiano joined Federated in 1982 and has been a Senior Vice President of the Fund's Adviser since January 1996. From 1988 through 1995,
Mr. Durbiano was a Vice President of the Fund's Adviser. Mr. Durbiano is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Pittsburgh.



CONSTANTINE KARTSONAS



Constantine Kartsonas has been the Fund's portfolio manager since
April 1998. Mr. Kartsonas joined Federated in 1994 as an Investment
Analyst and has been an Assistant Vice President of the Fund's Adviser since January 1997. From 1990 to 1993, he served as an Operations Analyst at Lehman Brothers. Mr. Kartsonas earned his M.B.A. with a concentration in Finance, from the University of Pittsburgh in 1994.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.75% of the Fund's average daily net. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems.. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.



While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.



However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

Financial Information

FINANCIAL HIGHLIGHTS

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Ernst & Young LLP, whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 33.




YEAR ENDED FEBRUARY 28 OR 29            1999                1998              1997              1996              1995
NET ASSET VALUE,
BEGINNING OF PERIOD                   $ 9.73              $ 9.41            $ 9.09            $ 8.57            $ 9.48
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                   0.83                0.82              0.85              0.85              0.84
Net realized and unrealized
gain (loss) on investments             (0.81)               0.32              0.33              0.51             (0.90)
TOTAL FROM INVESTMENT OPERATIONS        0.02                1.14              1.18              1.36             (0.06)
LESS DISTRIBUTIONS:
Distributions from net
investment income                      (0.83)              (0.82)            (0.85)            (0.84)            (0.84)
Distributions in excess
of net investment income 1                 -                   -             (0.01)                -             (0.01)
TOTAL DISTRIBUTIONS                    (0.83)              (0.82)            (0.86)            (0.84)            (0.85)
NET ASSET VALUE, END OF PERIOD        $ 8.92              $ 9.73            $ 9.41            $ 9.09            $ 8.57
TOTAL RETURN 2                          0.33%              12.74%            13.74%            16.47%            (0.32)%

RATIOS TO AVERAGE NET ASSETS:
Expenses                                0.88%               0.88%             0.88%             0.88%             0.85%
Net investment income                   9.02%               8.73%             9.45%             9.53%             9.70%
Expense waiver/reimbursement 3          0.26%               0.27%             0.28%             0.30%             0.22%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                     $1,069,840          $1,199,063          $938,363          $673,779          $464,604
Portfolio turnover                        47%                 84%               81%               87%               99%


1 Distributions in excess of net investment income for the periods ended February 28, 1997, and 1995, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

FEBRUARY 28, 1999




PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-95.4%
                    AUTO/TRUCK-0.2%
  $  2,425,000    1 HDA Parts System, Inc.,
                    Sr. Sub. Note, 12.00%,
                    8/1/2005                       $     2,297,687
                    AUTOMOBILE-1.8%
     3,563,000      Aftermarket Technology
                    Co., Sr. Sub. Note,
                    12.00%, 8/1/2004                     3,669,890
     9,800,000      Collins & Aikman
                    Products Co., Sr. Sub.
                    Note, 11.50%, 4/15/2006             10,363,500
     1,000,000      Lear Corp., Sub. Note,
                    9.50%, 7/15/2006                     1,097,500
     3,700,000      Oxford Automotive, Inc.,
                    Sr. Sub. Note, 10.125%,
                    6/15/2007                            3,829,500
                    TOTAL                               18,960,390
                    AUTOMOTIVE-0.4%
     4,050,000      Accuride Corp., Sr. Sub.
                    Note, 9.25%, 2/1/2008                4,080,375
                    BANKING-1.1%
    11,675,000      GS Escrow Corp., Sr.
                    Note, 7.125%, 8/1/2005              11,362,577
                    BEVERAGE & TOBACCO-0.0%
       550,000    1 National Wine & Spirits,
                    Inc., Sr. Note, 10.125%,
                    1/15/2009                              559,625
                    BROADCAST RADIO & TV-
                    8.5%
     7,250,000      ACME Television, LLC,
                    Sr. Disc. Note,
                    0/10.875%, 9/30/2004                 6,162,500
     1,250,000      Benedek Communications
                    Corp., Sr. Sub. Disc.
                    Note, 0/13.25%,
                    5/15/2006                              906,250
     7,350,000      Big City Radio, Inc.,
                    Company Guarantee,
                    0/11.25%, 3/15/2005                  5,181,750
     3,000,000      Capstar Broadcasting
                    Partners, Inc., Sr. Sub.
                    Note, 9.25%, 7/1/2007                3,165,000
     3,758,300      CBS Radio, Inc., Sub.
                    Deb., 11.375%, 1/15/2009             4,378,419
     3,000,000      Chancellor Media Corp.,
                    Company Guarantee,
                    10.50%, 1/15/2007                    3,326,250
     7,500,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.125%,
                    12/15/2007                           7,687,500
     3,925,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 8.75%,
                    6/15/2007                            4,101,625
     8,250,000      Chancellor Media Corp.,
                    Sr. Sub. Note, 9.375%,
                    10/1/2004                            8,662,500
     3,000,000    1 Chancellor Media Corp.,
                    Sr. Unsecd. Note, 8.00%,
                    11/1/2008                            3,142,500
     4,000,000      Cumulus Media, Inc., Sr.
                    Sub. Note, 10.375%,
                    7/1/2008                             4,360,000
    13,125,000      Fox/Liberty Networks,
                    LLC, Sr. Disc. Note,
                    0/9.75%, 8/15/2007                   9,712,500
     3,200,000      Fox/Liberty Networks,
                    LLC, Sr. Note, 8.875%,
                    8/15/2007                            3,360,000
     1,175,000      Lamar Advertising Co.,
                    Sr. Sub. Note, 8.625%,
                    9/15/2007                            1,251,375
     1,100,000      Lamar Advertising Co.,
                    Sr. Sub. Note, 9.625%,
                    12/1/2006                            1,204,500
     4,575,000      Outdoor Systems, Inc.,
                    Sr. Sub. Note, 8.875%,
                    6/15/2007                            4,918,125
     2,000,000      Outdoor Systems, Inc.,
                    Sr. Sub. Note, 9.375%,
                    10/15/2006                           2,170,000
     3,300,000      Sinclair Broadcast
                    Group, Inc., Sr. Sub.
                    Note, 10.00%, 9/30/2005              3,481,500
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    BROADCAST RADIO & TV-
                    CONTINUED
 $   7,000,000      Sinclair Broadcast
                    Group, Inc., Sr. Sub.
                    Note, 8.75%, 12/15/2007       $      7,157,500
     3,100,000      Sinclair Broadcast
                    Group, Inc., Sr. Sub.
                    Note, 9.00%, 7/15/2007               3,185,250
     2,225,000      Young Broadcasting,
                    Inc., Sr. Sub. Note,
                    10.125%, 2/15/2005                   2,347,375
     1,425,000      Young Broadcasting,
                    Inc., Sr. Sub. Note,
                    9.00%, 1/15/2006                     1,496,250
                    TOTAL                               91,358,669
                    BUILDING & DEVELOPMENT-
                    1.8%
     1,700,000      American Architectural
                    Products Corp., Sr.
                    Note, 11.75%, 12/1/2007              1,453,500
     4,625,000      American Builders &
                    Contractors Supply Co.,
                    Inc., Sr. Sub. Note,
                    10.625%, 5/15/2007                   4,266,562
     4,625,000      Building Materials Corp.
                    of America, Sr. Note,
                    8.00%, 10/15/2007                    4,578,750
     8,825,000      Falcon Building
                    Products, Inc., Sr. Sub.
                    Disc. Note, 0/10.50%,
                    6/15/2007                            5,361,187
     3,200,000    1 Formica Corp., Sr. Sub.
                    Note, 10.875%, 3/1/2009              3,208,000
                    TOTAL                               18,867,999
                    BUSINESS EQUIPMENT &
                    SERVICES-2.4%
     7,750,000      Dialog Corp. PLC, Sr.
                    Sub. Note, 11.00%,
                    11/15/2007                           7,362,500
     3,725,000      Electronic Retailing
                    Systems International,
                    Inc., Sr. Disc. Note,
                    0/13.25%, 2/1/2004                   1,285,125
     3,750,000      Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%,
                    2/1/2008                             3,796,875
     4,225,000    1 Fisher Scientific
                    International, Inc., Sr.
                    Sub. Note, 9.00%,
                    2/1/2008                             4,277,812
     6,100,000      U.S. Office Products
                    Co., Sr. Sub. Note,
                    9.75%, 6/15/2008                     4,300,500
     3,483,000      United Stationers Supply
                    Co., Sr. Sub. Note,
                    12.75%, 5/1/2005                     3,892,252
     1,200,000      United Stationers Supply
                    Co., Sr. Sub. Note,
                    8.375%, 4/15/2008                    1,212,000
                    TOTAL                               26,127,064
                    CABLE TELEVISION-12.9%
        67,574    4 Australis Media Ltd.,
                    Sr. Disc. Note,
                    5/15/2003                                1,014
     3,950,000   4  Australis Media Ltd.,
                    Unit, 0/14.00%,
                    5/15/2003                               59,250
     2,000,000      CSC Holdings, Inc., Sr.
                    Note, 7.875%, 12/15/2007             2,128,140
       165,000      CSC Holdings, Inc., Sr.
                    Sub. Deb., 9.875%,
                    2/15/2013                              186,450
     2,875,000      CSC Holdings, Inc., Sr.
                    Sub. Note, 9.25%,
                    11/1/2005                            3,119,375
     4,300,000      CSC Holdings, Inc., Sr.
                    Sub. Note, 9.875%,
                    5/15/2006                            4,730,000
     2,000,000      Charter Communications
                    Holdings, Inc., Sr.
                    Disc. Note, 0/14.00%,
                    3/15/2007                            1,925,000
     4,750,000      Charter Communications
                    Southeast, L.P., Sr.
                    Note, 11.25%, 3/15/2006              5,462,500
     6,475,000      Comcast Corp., Sr. Sub.
                    Deb., 9.375%, 5/15/2005              6,993,000
     2,975,000      Comcast UK Cable, Deb.,
                    0/11.20%, 11/15/2007                 2,606,844
     8,825,000      Diamond Cable
                    Communications PLC, Sr.
                    Disc. Note, 0/10.75%,
                    2/15/2007                            6,883,500
     3,850,000      Diamond Holdings PLC,
                    Sr. Note, 9.125%,
                    2/1/2008                             4,052,125
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    CABLE TELEVISION-
                    CONTINUED
 $   3,225,000    1 Diva Systems Corp., Sr.
                    Disc. Note, 0/12.625%,
                    3/1/2008                       $     1,048,125
     8,850,000    1 Echostar DBS Corp., Sr.
                    Note, 9.375%, 2/1/2009               8,960,625
     6,400,000      International Cabletel,
                    Inc., Sr. Defd. Cpn.
                    Note, 0/11.50%, 2/1/2006             5,504,000
     6,375,000      International Cabletel,
                    Inc., Sr. Disc. Note,
                    0/12.75%, 4/15/2005                  5,896,875
     2,250,000      Lenfest Communications,
                    Inc., Sr. Note, 8.375%,
                    11/1/2005                            2,446,875
     1,000,000      Lenfest Communications,
                    Inc., Sr. Sub. Note,
                    10.50%, 6/15/2006                    1,175,000
     6,250,000      Lenfest Communications,
                    Inc., Sr. Sub. Note,
                    8.25%, 2/15/2008                     6,562,500
    12,150,000    1 NTL, Inc., Sr. Defd. Cpn.
                    Note, 0/12.375%,
                    10/1/2008                            8,413,875
       750,000      NTL, Inc., Sr. Defd. Cpn.
                    Note, 0/9.75%, 4/1/2008                525,000
     5,700,000    1 NTL, Inc., Sr. Note,
                    11.50%, 10/1/2008                    6,526,500
     2,850,000      Pegasus Communications
                    Corp., Sr. Note, 9.625%,
                    10/15/2005                           2,956,875
     2,350,000    1 Pegasus Communications
                    Corp., Sr. Note, 9.75%,
                    12/1/2006                            2,449,875
     3,300,000      Pegasus Media, Note,
                    12.50%, 7/1/2005                     3,646,500
     2,850,000      Rogers Cablesystems
                    Ltd., Sr. Secd. 2nd
                    Priority Note, 10.00%,
                    12/1/2007                            3,241,875
     3,500,000      Rogers Cablesystems
                    Ltd., Sr. Secd. 2nd
                    Priority Note, 10.00%,
                    3/15/2005                            4,016,250
     5,800,000      Rogers Cablesystems
                    Ltd., Sr. Sub. Gtd. Note,
                    11.00%, 12/1/2015                    6,931,000
    19,600,000      TeleWest PLC, Sr. Disc.
                    Deb., 0/11.00%,
                    10/1/2007                           17,248,000
     1,150,000    1 TeleWest PLC, Sr. Note,
                    11.25%, 11/1/2008                    1,316,750
     9,825,000      UIH Australia/Pacific,
                    Sr. Disc. Note,
                    0/14.00%, 5/15/2006                  5,747,625
     8,000,000      United International
                    Holdings, Inc., Sr.
                    Secd. Disc. Note,
                    0/10.75%, 2/15/2008                  5,340,000
                    TOTAL                              138,101,323
                    CHEMICALS & PLASTICS-
                    3.3%
       750,000      Buckeye Cellulose Corp.,
                    Sr. Sub. Note, 8.50%,
                    12/15/2005                             783,750
     3,900,000      Buckeye Cellulose Corp.,
                    Sr. Sub. Note, 9.25%,
                    9/15/2008                            4,117,347
     1,750,000      Foamex L.P., Sr. Sub.
                    Note, 13.50%, 8/15/2005              1,968,750
     5,775,000    1 Huntsman Corp., Sr. Sub.
                    Note, 9.50%, 7/1/2007                5,818,312
     3,988,000      ISP Holding, Inc., Sr.
                    Note, 9.75%, 2/15/2002               4,197,370
     1,000,000      Polymer Group, Inc., Sr.
                    Sub. Note, 8.75%,
                    3/1/2008                             1,015,000
    12,900,000      Polymer Group, Inc., Sr.
                    Sub. Note, 9.00%,
                    7/1/2007                            13,222,500
     6,075,000      Sterling Chemicals
                    Holdings, Inc., Sr.
                    Disc. Note, 0/13.50%,
                    8/15/2008                            2,338,875
     1,925,000      Sterling Chemicals,
                    Inc., Sr. Sub. Note,
                    11.75%, 8/15/2006                    1,694,000
                    TOTAL                               35,155,904
                    CLOTHING & TEXTILES-1.9%
     3,125,000      Collins & Aikman
                    Floorcoverings, Inc.,
                    Sr. Sub. Note, 10.00%,
                    1/15/2007                            3,261,719
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    CLOTHING & TEXTILES-
                    CONTINUED
 $   3,850,000      Dyersburg Corp., Sr.
                    Sub. Note, 9.75%, 9/1/2007    $      3,022,250
     2,575,000      GFSI, Inc., Sr. Sub.
                    Note, 9.625%, 3/1/2007               2,417,281
     4,450,000      Glenoit Corp., Sr. Sub.
                    Note, 11.00%, 4/15/2007              4,183,000
     4,900,000      Pillowtex Corp., Sr.
                    Sub. Note, 10.00%,
                    11/15/2006                           5,169,500
     2,350,000      Pillowtex Corp., Sr.
                    Sub. Note, 9.00%,
                    12/15/2007                           2,408,750
                    TOTAL                               20,462,500
                    CONGLOMERATE-0.6%
     6,375,000      Eagle Picher Industries,
                    Inc., Sr. Sub. Note,
                    9.375%, 3/1/2008                     6,215,625
                    CONSUMER PRODUCTS-3.7%
     2,500,000    1 Albecca, Inc., Sr. Sub.
                    Note, 10.75%, 8/15/2008              2,118,750
     3,150,000      American Safety Razor
                    Co., Sr. Note, 9.875%,
                    8/1/2005                             3,197,250
     2,250,000      Amscan Holdings, Inc.,
                    Sr. Sub. Note, 9.875%,
                    12/15/2007                           2,047,500
     4,525,000      Chattem, Inc., Sr. Sub.
                    Note, 8.875%, 4/1/2008               4,615,500
       850,000      Diamond Brands Operating
                    Corp., Sr. Sub. Note,
                    10.125%, 4/15/2008                     677,875
     1,450,000      Diamond Brands, Inc.,
                    Sr. Disc. Deb.,
                    0/12.875%, 4/15/2009                   362,500
     1,000,000      Hosiery Corp. of
                    America, Inc., Sr. Sub.
                    Note, 13.75%, 8/1/2002               1,075,000
     5,300,000      ICON Fitness Corp., Sr.
                    Disc. Note, 0/14.00%,
                    11/15/2006                              79,500
     2,850,000      NBTY, Inc., Sr. Sub.
                    Note, 8.625%, 9/15/2007              2,750,250
     1,100,000      Playtex Products, Inc.,
                    Sr. Note, 8.875%,
                    7/15/2004                            1,152,250
     1,800,000      Revlon Consumer Products
                    Corp., Sr. Note, 8.125%,
                    2/1/2006                             1,701,000
    13,950,000      Revlon Consumer Products
                    Corp., Sr. Sub. Note,
                    8.625%, 2/1/2008                    12,345,750
     2,175,000    1 Scotts Co., Sr. Sub.
                    Note, 8.625%, 1/15/2009              2,245,688
     2,000,000      Sealy Mattress Co.,
                    Company Guarantee,
                    0/10.875%, 12/15/2007                1,260,000
     1,250,000      Sealy Mattress Co., Sr.
                    Sub. Note, 9.875%,
                    12/15/2007                           1,212,500
     1,750,000    1 True Temper Sports,
                    Inc., Sr. Sub. Note,
                    10.875%, 12/1/2008                   1,671,250
     1,000,000    1 Volume Services America,
                    Inc., Sr. Sub. Note,
                    11.25%, 3/1/2009                     1,010,000
                    TOTAL                               39,522,563
                    CONTAINER & GLASS
                    PRODUCTS-0.8%
       950,000    1 Consumers Packaging,
                    Inc., Sr. Note, 9.75%,
                    2/1/2007                               978,500
     2,050,000    1 Russell Stanley
                    Holdings, Inc., Sr. Sub.
                    Note, 10.875%, 2/15/2009             2,034,625
     5,300,000      Tekni-Plex, Inc., Sr.
                    Sub. Note, 9.25%,
                    3/1/2008                             5,459,000
                    TOTAL                                8,472,125
                    ECOLOGICAL SERVICES &
                    EQUIPMENT-0.5%
     5,500,000      Allied Waste North
                    America, Inc., Sr. Note,
                    7.875%, 1/1/2009                     5,555,000
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    ELECTRONICS-0.9%
 $   8,350,000      Telecommunications
                    Techniques Co., LLC, Sr.
                    Sub. Note, 9.75%, 5/15/2008   $      8,433,500
     1,250,000      Viasystems, Inc., Sr.
                    Sub. Note, 9.75%, 6/1/2007           1,162,500
                    TOTAL                                9,596,000
                    FOOD & DRUG RETAILERS-0.4%
     3,650,000      Carr-Gottstein Foods
                    Co., Sr. Sub. Note,
                    12.00%, 11/15/2005                   4,234,000
                    FOOD PRODUCTS-2.6%
     6,500,000    1 Agrilink Foods, Inc.,
                    Sr. Sub. Note, 11.875%,
                    11/1/2008                            6,971,250
     3,600,000      Aurora Foods, Inc., Sr.
                    Sub. Note, Series B,
                    9.875%, 2/15/2007                    3,942,000
     2,000,000      Aurora Foods, Inc., Sr.
                    Sub. Note, Series D,
                    9.875%, 2/15/2007                    2,190,000
     3,625,000      Eagle Family Foods,
                    Inc., Sr. Sub. Note,
                    8.75%, 1/15/2008                     3,353,125
     6,400,000      International Home
                    Foods, Inc., Sr. Sub.
                    Note, 10.375%, 11/1/2006             7,008,000
     4,250,000    1 Triarc Consumer Products
                    Group, LLC, Sr. Sub.
                    Note, 10.25%, 2/15/2009              4,207,500
                    TOTAL                               27,671,875
                    FOOD SERVICES-1.4%
     7,900,000      AmeriServe Food
                    Distribution, Inc., Sr.
                    Sub. Note, 10.125%,
                    7/15/2007                            5,688,000
     3,925,000    1 Carrols Corp., Sr. Sub.
                    Note, 9.50%, 12/1/2008               3,983,875
     3,500,000    1 Domino's, Inc., Sr. Sub.
                    Note, 10.375%, 1/15/2009             3,648,750
     3,200,000      Nebco Evans Holding Co.,
                    Sr. Disc. Note,
                    0/12.375%, 7/15/2007                 1,532,000
                    TOTAL                               14,852,625
                    FOREST PRODUCTS-0.9%
     4,975,000      Stone Container Corp.,
                    Sr. Note, 11.50%,
                    10/1/2004                            5,248,625
     2,000,000      Stone Container Corp.,
                    Sr. Note, 12.58%,
                    8/1/2016                             2,025,000
     2,000,000      Stone Container Corp.,
                    Unit, 12.25%, 4/1/2002               2,035,000
                    TOTAL                                9,308,625
                    HEALTHCARE-3.9%
     2,600,000      Alliance Imaging, Inc.,
                    Sr. Sub. Note, 9.625%,
                    12/15/2005                           2,548,000
     5,000,000      CONMED Corp., Sr. Sub.
                    Note, 9.00%, 3/15/2008               5,025,000
     5,725,000      Dade International,
                    Inc., Sr. Sub. Note,
                    11.125%, 5/1/2006                    6,354,750
     1,950,000      Everest Healthcare
                    Services Corp., Sr. Sub.
                    Note, 9.75%, 5/1/2008                1,959,750
       700,000      Genesis Health Ventures,
                    Inc., Sr. Sub. Note,
                    9.75%, 6/15/2005                       598,500
     1,000,000    1 Genesis Health Ventures,
                    Inc., Sr. Sub. Note,
                    9.875%, 1/15/2009                      845,000
     1,750,000      Hudson Respiratory Care,
                    Inc., Sr. Sub. Note,
                    9.125%, 4/15/2008                    1,496,250
     5,000,000    1 Tenet Healthcare Corp.,
                    Sr. Note, 7.625%,
                    6/1/2008                             4,848,100
     8,650,000      Tenet Healthcare Corp.,
                    Sr. Note, 8.00%, 1/15/2005           8,668,511
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    HEALTHCARE-CONTINUED
 $   3,650,000      Tenet Healthcare Corp.,
                    Sr. Sub. Note, 8.625%,
                    1/15/2007                     $      3,704,750
     6,000,000    1 Tenet Healthcare Corp.,
                    Sr. Sub. Note, 8.125%,
                    12/1/2008                            5,880,000
                    TOTAL                               41,928,611
                    HOTELS, MOTELS, INNS &
                    CASINOS-1.3%
     1,000,000      HMH Properties, Inc.,
                    Sr. Note, Series A,
                    7.875%, 8/1/2005                       987,500
     9,225,000      HMH Properties, Inc.,
                    Sr. Note, Series B,
                    7.875%, 8/1/2008                     8,879,062
     4,200,000      HMH Properties, Inc.,
                    Sr. Note, Series C,
                    8.45%, 12/1/2008                     4,158,000
                    TOTAL                               14,024,562
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-5.0%
     3,750,000      Amphenol Corp., Sr. Sub.
                    Note, 9.875%, 5/15/2007              3,895,312
     4,800,000      Cabot Safety Acquisition
                    Corp., Sr. Sub. Note,
                    12.50%, 7/15/2005                    5,172,000
     4,725,000      Continental Global
                    Group, Inc., Sr. Note,
                    11.00%, 4/1/2007                     3,915,844
     5,325,000      Euramax International
                    PLC, Sr. Sub. Note,
                    11.25%, 10/1/2006                    5,484,750
     1,200,000      Grove Holdings, LLC, Sr.
                    Disc. Deb., 0/11.625%,
                    5/1/2009                               408,000
     1,000,000      Grove Worldwide, LLC,
                    Sr. Sub. Note, 9.25%,
                    5/1/2008                               855,000
     3,525,000      ISG Resources, Inc., Sr.
                    Sub. Note, 10.00%,
                    4/15/2008                            3,595,500
     1,925,000      International Utility
                    Structures, Inc., Sr.
                    Sub. Note, 10.75%,
                    2/1/2008                             1,876,875
     1,800,000      Johnstown America
                    Industries, Inc., Sr.
                    Sub. Note, 11.75%,
                    8/15/2005                            1,957,500
     1,875,000      Johnstown America
                    Industries, Inc., Sr.
                    Sub. Note, Series C,
                    11.75%, 8/15/2005                    2,039,062
     5,000,000      MMI Products, Inc., Sr.
                    Sub. Note, 11.25%,
                    4/15/2007                            5,337,500
     2,200,000    1 Neenah Corp., Sr. Sub.
                    Note, 11.125%, 5/1/2007              2,304,500
     2,775,000      Neenah Corp., Sr. Sub.
                    Note, Series B, 11.125%,
                    5/1/2007                             2,906,812
     3,450,000      Unifrax Investment
                    Corp., Sr. Note, 10.50%,
                    11/1/2003                            3,596,625
     7,525,000      WESCO Distribution,
                    Inc., Sr. Sub. Note,
                    9.125%, 6/1/2008                     7,863,625
     3,150,000      WESCO International,
                    Inc., Sr. Disc. Note,
                    0/11.125%, 6/1/2008                  2,079,000
                    TOTAL                               53,287,905
                    LEISURE & ENTERTAINMENT-3.3%
     6,109,000      AMF Bowling Worldwide,
                    Inc., Sr. Sub. Disc.
                    Note, 0/12.25%, 3/15/2006            3,543,220
       100,000      AMF Bowling Worldwide,
                    Inc., Sr. Sub. Note,
                    10.875%, 3/15/2006                      79,500
     2,500,000      Loews Cineplex
                    Entertainment, Inc., Sr.
                    Sub. Note, 8.875%,
                    8/1/2008                             2,512,500
     9,950,000      Premier Parks, Inc., Sr.
                    Disc. Note, 0/10.00%,
                    4/1/2008                             6,965,000
     3,100,000      Premier Parks, Inc., Sr.
                    Note, 12.00%, 8/15/2003              3,340,250
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-
                    continued
                    LEISURE & ENTERTAINMENT-
                    CONTINUED
 $     500,000      Premier Parks, Inc., Sr.
                    Note, 9.75%, 1/15/2007        $        542,500
     3,950,000      Regal Cinemas, Inc., Sr.
                    Sub. Note, 9.50%, 6/1/2008           3,950,000
     7,000,000      Regal Cinemas, Inc., Sr.
                    Sub. Note, 9.50%, 6/1/2008           7,000,000
     7,175,000      Six Flags Theme Parks,
                    Inc., Sr. Sub. Disc.
                    Note, 0/12.25%, 6/15/2005            7,982,188
                    TOTAL                               35,915,158
                    MACHINERY & EQUIPMENT-2.2% 2,973,000 Alvey Systems, Inc.,
     Sr.
                    Sub. Note, 11.375%,
                    1/31/2003                            3,032,460
     5,525,000      Clark Material Handling
                    Corp., Sr. Note, 10.75%,
                    11/15/2006                           5,621,687
     2,600,000      Columbus McKinnion
                    Corp., Sr. Sub. Note,
                    8.50%, 4/1/2008                      2,535,000
     3,500,000      National Equipment
                    Services, Inc., Sr. Sub.
                    Note, Series B, 10.00%,
                    11/30/2004                           3,552,500
     3,175,000    1 National Equipment
                    Services, Inc., Sr. Sub.
                    Note, 10.00%, 11/30/2004             3,222,625
     6,000,000    1 United Rentals, Inc.,
                    Sr. Sub. Note, 9.25%,
                    1/15/2009                            6,165,000
                    TOTAL                               24,129,272
                    METALS & MINING-0.9%
     4,525,000    1 AEI Holding Co., Inc.,
                    Sr. Note, 10.50%, 12/15/2005         4,434,500
     4,900,000    1 AEI Resources, Inc., Sr.
                    Sub. Note, 11.50%,
                    12/15/2006                           4,802,000
                    TOTAL                                9,236,500
                    OIL & GAS-2.9%
     2,600,000      Chiles Offshore, LLC,
                    Sr. Note, 10.00%, 5/1/2008           1,781,000
     5,700,000      Continental Resources,
                    Inc., Sr. Sub. Note,
                    10.25%, 8/1/2008                     4,474,500
     2,075,000      DI Industries, Inc., Sr.
                    Note, 8.875%, 7/1/2007               1,530,312
     6,650,000      Dailey Petroleum
                    Services Corp., Company
                    Guarantee, 9.50%,
                    2/15/2008                            3,358,250
     3,025,000      Forcenergy Gas
                    Exploration, Inc., Sr.
                    Sub. Note, 8.50%,
                    2/15/2007                            1,073,875
     3,075,000      Forcenergy Gas
                    Exploration, Inc., Sr.
                    Sub. Note, 9.50%,
                    11/1/2006                            1,091,625
     1,850,000      KCS Energy, Inc., Sr.
                    Sub. Note, 8.875%,
                    1/15/2008                              564,250
     1,300,000      Nuevo Energy Co., Sr.
                    Sub. Note, 8.875%,
                    6/1/2008                             1,189,500
     3,125,000      Ocean Energy, Inc., Sr.
                    Sub. Note, 10.375%,
                    10/15/2005                           3,125,000
       700,000      Ocean Rig Norway AS,
                    Company Guarantee,
                    10.25%, 6/1/2008                       528,500
     1,950,000      Pacalta Resources Ltd.,
                    Sr. Note, 10.75%,
                    6/15/2004                            1,674,563
     2,250,000      Pogo Producing Co., Sr.
                    Sub. Note, 8.75%,
                    5/15/2007                            2,025,000
     3,200,000      Pride Petroleum
                    Services, Inc., Sr.
                    Note, 9.375%, 5/1/2007               3,000,000
     1,625,000      The Houston Exploration
                    Co., Sr. Sub. Note,
                    8.625%, 1/1/2008                     1,604,688
     2,025,000      Universal Compression
                    Holdings, Inc., Sr.
                    Disc. Note, 0/11.375%,
                    2/15/2009                            1,164,375
     5,150,000      Universal Compression
                    Holdings, Inc., Sr.
                    Disc. Note, 0/9.875%,
                    2/15/2008                            3,090,000
                    TOTAL                               31,275,438
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-continued
                    PRINTING & PUBLISHING-1.3%
 $     600,000      Garden State Newspapers,
                    Inc., Sr. Sub. Note,
                    8.75%, 10/1/2009              $        615,000
     3,100,000      Hollinger International
                    Publishing, Inc., Sr.
                    Sub. Note, 9.25%, 2/1/2006           3,328,625
     4,700,000      Hollinger International
                    Publishing, Inc., Sr.
                    Sub. Note, 9.25%, 3/15/2007          5,046,625
     4,425,000      K-III Communications
                    Corp., Company Guarantee,
                    Series B, 8.50%, 2/1/2006            4,613,063
                    TOTAL                               13,603,313
                    SERVICES-0.6%
     3,618,000      Coinmach Corp., Sr.
                    Note, 11.75%, 11/15/2005             4,015,980
     2,450,000      SITEL Corp., Sr. Sub.
                    Note, 9.25%, 3/15/2006               2,284,625
                    TOTAL                                6,300,605
                    STEEL-0.2%
       725,000      Metals USA, Inc., Sr.
                    Sub. Note, 8.625%,
                    2/15/2008                              699,625
     1,275,000      Ryerson Tull, Inc., Sr.
                    Note, 9.125%, 7/15/2006              1,379,486
                    TOTAL                                2,079,111
                    SURFACE TRANSPORTATION-2.8%
     2,800,000      Allied Holdings, Inc.,
                    Sr. Note, 8.625%, 10/1/2007          2,842,000
     4,950,000    5 AmeriTruck Distribution
                    Corp., Sr. Sub. Note,
                    12.25%, 11/15/2005                     272,250
     3,125,000      Gearbulk Holding Ltd.,
                    Sr. Note, 11.25%,
                    12/1/2004                            3,273,437
     7,050,000      Statia Terminals
                    International N.V., 1st
                    Mtg. Note, 11.75%,
                    11/15/2003                           7,367,250
     8,300,000      Stena AB, Sr. Note,
                    10.50%, 12/15/2005                   8,466,000
     3,675,000      Stena AB, Sr. Note,
                    8.75%, 6/15/2007                     3,500,438
     2,500,000      Stena Line AB, Sr. Note,
                    10.625%, 6/1/2008                    2,062,500
     3,125,000    1 The Holt Group, Inc., Sr.
                    Note, 9.75%, 1/15/2006               2,101,563
                    TOTAL                               29,885,438
                    TELECOMMUNICATIONS &
                    CELLULAR-24.2%
     5,850,000    1 American Cellular Corp.,
                    Sr. Note, 10.50%, 5/15/2008          6,127,875
     1,000,000      Arch Communications,
                    Inc., Sr. Note, 12.75%,
                    7/1/2007                               965,000
     9,125,000      Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/8.94%, 8/15/2008                   5,611,875
     8,250,000      Call-Net Enterprises,
                    Inc., Sr. Disc. Note,
                    0/9.27%, 8/15/2007                   5,651,250
     5,525,000    1 Centennial Cellular
                    Corp., Sr. Sub. Note,
                    10.75%, 12/15/2008                   5,980,812
     7,125,000      E.Spire Communications,
                    Inc., Sr. Disc. Note,
                    0/12.75%, 4/1/2006                   4,346,250
     1,900,000      E.Spire Communications,
                    Inc., Sr. Disc. Note,
                    0/13.00%, 11/1/2005                  1,254,000
     2,000,000    1 Hermes Europe Railtel
                    B.V., Sr. Note, 10.375%,
                    1/15/2009                            2,130,000
PRINCIPAL
AMOUNT                                                      VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
 $   8,650,000      Hermes Europe Railtel
                    B.V., Sr. Note, 11.50%,
                    8/15/2007                     $      9,406,875
     5,625,000      ICG Holdings, Inc., Sr.
                    Disc. Note, 0/12.50%,
                    5/1/2006                             4,456,463
     7,000,000      ICG Services, Inc., Sr.
                    Disc. Note, 0/9.875%,
                    5/1/2008                             3,964,170
     7,250,000      IXC Communications,
                    Inc., Sr. Sub. Note,
                    9.00%, 4/15/2008                     7,576,250
     5,150,000      Intermedia
                    Communications, Inc.,
                    Sr. Disc. Note,
                    0/11.25%, 7/15/2007                  3,605,000
    10,925,000      Intermedia Communications,
                    Inc., Sr. Disc. Note,
                    0/12.50%, 5/15/2006                  8,794,625
     2,525,000      Intermedia
                    Communications, Inc.,
                    Sr. Note, 8.60%,
                    6/1/2008                             2,405,063
     3,325,000      Intermedia
                    Communications, Inc.,
                    Sr. Note, 8.875%,
                    11/1/2007                            3,208,625
     2,000,000    1 Intermedia
                    Communications, Inc.,
                    Sr. Sub. Disc. Note,
                    0/12.25%, 3/1/2009                   1,105,000
    16,450,000    1 Level 3 Communications,
                    Inc., Sr. Disc. Note,
                    0/10.50%, 12/1/2008                  9,499,875
    20,400,000      Level 3 Communications,
                    Inc., Sr. Note, 9.125%,
                    5/1/2008                            19,941,000
    12,325,000      McLeod, Inc., Sr. Disc.
                    Note, 0/10.50%, 3/1/2007             9,675,125
     1,500,000      McLeod, Inc., Sr. Note,
                    8.375%, 3/15/2008                    1,507,500
     1,125,000      McLeod, Inc., Sr. Note,
                    9.25%, 7/15/2007                     1,172,813
     2,000,000      MetroNet Communications
                    Corp., Sr. Disc. Note,
                    0/10.75%, 11/1/2007                  1,500,000
     4,200,000      MetroNet Communications
                    Corp., Sr. Note, 12.00%,
                    8/15/2007                            4,851,000
     9,700,000      MetroNet Escrow Corp.,
                    Sr. Disc. Note, 0/9.95%,
                    6/15/2008                            6,644,500
     4,400,000    1 MetroNet Escrow Corp.,
                    Sr. Note, 10.625%,
                    11/1/2008                            4,928,000
     2,400,000    1 Metromedia Fiber
                    Network, Inc., Sr. Note,
                    10.00%, 11/15/2008                   2,508,000
    10,100,000      Millicom International
                    Cellular S.A., Sr. Disc.
                    Note, 0/13.50%, 6/1/2006             7,221,500
    13,850,000      NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/10.65%, 9/15/2007                  9,591,125
    14,350,000      NEXTEL Communications,
                    Inc., Sr. Disc. Note,
                    0/9.95%, 2/15/2008                   9,184,000
     6,800,000      NEXTLINK Communications,
                    Inc., Sr. Disc. Note,
                    0/9.45%, 4/15/2008                   4,012,000
     3,000,000      NEXTLINK Communications,
                    Inc., Sr. Note, 9.00%,
                    3/15/2008                            2,857,500
     2,350,000      NEXTLINK Communications,
                    Inc., Sr. Note, 9.625%,
                    10/1/2007                            2,308,875
     3,500,000      Nextel International,
                    Inc., Sr. Disc. Note,
                    0/12.125%, 4/15/2008                 1,547,105
     3,250,000    1 Nextel Partners, Inc.,
                    Sr. Disc. Note,
                    0/14.00%, 2/1/2009                   1,734,688
     3,400,000      Orange PLC, Sr. Note,
                    8.00%, 8/1/2008                      3,468,000
     7,850,000      Paging Network, Inc.,
                    Sr. Sub. Note, 10.00%,
                    10/15/2008                           6,770,625
     5,350,000      Pathnet, Inc., Unit,
                    12.25%, 4/15/2008                    3,129,750
     5,400,000      PsiNet, Inc., Sr. Note,
                    10.00%, 2/15/2005                    5,643,000
     2,925,000    1 PsiNet, Inc., Sr. Note,
                    11.50%, 11/1/2008                    3,268,688
     5,000,000      Qwest Communications
                    International, Inc., Sr.
                    Disc. Note, 0/8.29%,
                    2/1/2008                             3,950,000
     6,525,000      Qwest Communications
                    International, Inc., Sr.
                    Disc. Note, 0/9.47%,
                    10/15/2007                           5,203,688
PRINCIPAL
AMOUNT OR
SHARES                                                      VALUE
                    CORPORATE BONDS-continued
                    TELECOMMUNICATIONS &
                    CELLULAR-CONTINUED
 $   4,501,000      Qwest Communications
                    International, Inc., Sr.
                    Note, 10.875%, 4/1/2007       $      5,254,918
     6,500,000    1 Qwest Communications
                    International, Inc., Sr.
                    Note, 7.50%, 11/1/2008               6,841,250
     4,700,000      Rogers Cantel Mobile,
                    Inc., Sr. Sub. Note,
                    8.80%, 10/1/2007                     4,888,000
     3,675,000      Telesystem International
                    Wireless, Inc., Sr.
                    Disc. Note, 0/10.50%,
                    11/1/2007                            1,451,625
     8,350,000      Telesystem International
                    Wireless, Inc., Sr.
                    Disc. Note, 0/13.25%,
                    6/30/2007                            3,715,750
     4,575,000      Teligent, Inc., Sr.
                    Disc. Note, 0/11.50%,
                    3/1/2008                             2,310,375
     6,250,000      Teligent, Inc., Sr.
                    Note, 11.50%, 12/1/2007              5,843,750
     8,500,000      Triton PCS, Inc., Sr.
                    Disc. Note, 0/11.00%,
                    5/1/2008                             4,781,250
     1,000,000      US Xchange, L.L.C., Sr.
                    Note, 15.00%, 7/1/2008               1,062,500
     4,325,000      USA Mobile
                    Communications, Inc.,
                    Sr. Note, 9.50%, 2/1/2004            3,784,375
     2,650,000   1  Verio, Inc., Sr. Note,
                    11.25%, 12/1/2008                    2,881,875
     1,675,000      Viatel, Inc., Unit,
                    0/12.50%, 4/15/2008                  1,021,750
     5,750,000      Viatel, Inc., Unit,
                    11.25%, 4/15/2008                    5,951,250
                    TOTAL                              258,496,158
                    UTILITIES-0.7%
     1,850,000      CMS Energy Corp., Sr.
                    Note, 7.50%, 1/15/2009               1,842,359
     5,575,000      El Paso Electric Co., 1st
                    Mtg. Note, 9.40%, 5/1/2011           6,272,154
                    TOTAL                                8,114,513
                    TOTAL CORPORATE BONDS
                    (IDENTIFIED COST
                    $1,058,782,242)                  1,021,039,135
                    COMMON STOCKS/WARRANTS-0.1%
                    BUSINESS EQUIPMENT &
                    SERVICES-0.0%
         3,725 1, 2 Electronic Retailing
                    Systems International,
                    Inc., Warrants                          18,625
                    CABLE TELEVISION-0.0%
         9,675   2  Diva Systems Corp.,
                    Warrants                               135,450
         6,994    2 Pegasus Communications Corp.           170,479
         3,450    2 Pegasus Communications
                    Corp., Warrants                        113,850
         9,825   2  UIH Australia/Pacific,
                    Warrants                                11,053
                    TOTAL                                  430,832
                    CHEMICALS & PLASTICS-0.0%
         4,675    2 Sterling Chemicals
                    Holdings, Inc., Warrants                70,125
                    CONSUMER PRODUCTS-0.0%
         2,500    2 Hosiery Corp. of
                    America, Inc.                           18,125
         5,000 1, 2 IHF Capital, Inc.,
                    Warrants                                 2,500
                    TOTAL                                   20,625
SHARES                                                      VALUE
                    COMMON STOCKS/WARRANTS-
                    continued
                    METALS & MINING-0.0%
       138,395    2 Royal Oak Mines, Inc          $         21,091
                    PRINTING & PUBLISHING-0.1%
         5,350    2 Affiliated Newspaper
                    Investments, Inc.                      801,831
                    STEEL-0.0%
         1,800 1, 2 Bar Technologies, Inc.,
                    Warrants                                99,000
                    TELECOMMUNICATIONS &
                    CELLULAR-0.0%
         4,200 1, 2 MetroNet Communications
                    Corp., Warrants                        239,904
         5,350 1, 2 Pathnet, Inc., Warrants                 54,169
                    TOTAL                                  294,073
                    TOTAL COMMON STOCKS/WARRANTS
                    (IDENTIFIED COST
                    $483,022)                            1,756,202
                    PREFERRED STOCKS-4.1%
                    BANKING-0.1%
        57,000      California Federal
                    Preferred Capital Corp.,
                    REIT Perpetual Pfd. Stock,
                    Series A, $2.28                      1,503,375
                    BROADCAST RADIO & TV-1.6%
         3,375      Benedek Communications
                    Corp., Sr. Exchangeable
                    PIK                                  2,716,875
        32,712      Capstar Broadcasting
                    Corp., Cumulative
                    Exchangeable Pfd. Stock,
                    Series E                             3,909,131
        25,420      Capstar Broadcasting
                    Partners, Inc., Sr.
                    Pfd., $12.00                         3,005,952
         1,604      Cumulus Media, Inc.,
                    Cumulative Sr. Red. Pfd.
                    Stk., Series A, $3.44                1,824,555
        53,125      Sinclair Broadcast
                    Group, Inc., Cumulative
                    Pfd., $11.63                         5,817,187
                     TOTAL                              17,273,700
                    CABLE TELEVISION-0.5%
         4,770      Pegasus Communications
                    Corp., Cumulative PIK
                    Pfd., Series A, 12.75%               5,222,657
                    FOOD SERVICES-0.2%
        27,912      Nebco Evans Holding Co.,
                    Exchangeable Pfd. Stock              1,353,729
                    HEALTHCARE-0.1%
        11,183      River Holding Corp., Sr.
                    Exchangeable PIK                       506,031
                    INDUSTRIAL PRODUCTS &
                    EQUIPMENT-0.2%
         2,000      Fairfield Manufacturing
                    Co., Inc., Cumulative
                    Exchangeable Pfd. Stock              1,950,000
            40    1 International Utility
                    Structures, Inc., Unit                  37,532
           300    1 International Utility
                    Structures, Inc., Unit,
                    $13.00                                 289,500
                    TOTAL                                2,277,032
                    PRINTING & PUBLISHING-0.9%
        75,100      Primedia, Inc.,
                    Exchangeable Pfd. Stock,
                    Series H, $2.16                      7,284,700
SHARES                                                      VALUE
                    PREFERRED STOCKS-continued
                    PRINTING & PUBLISHING-
                    CONTINUED
        23,750      Primedia, Inc., Pfd., $9.20   $      2,386,875
                    TOTAL                                9,671,575
                    TELECOMMUNICATIONS &
                    CELLULAR-0.5%
         3,503      NEXTEL Communications,
                    Inc., Cumulative PIK
                    Pfd., Series D, 13.00%               3,695,952
         1,451      NEXTEL Communications,
                    Inc., Exchangeable Pfd.
                    Stock, Series E                      1,386,005
         3,882      Viatel, Inc., Conv. PIK
                    Pfd., Series A, 10.00%                 564,832
                    TOTAL                                5,646,789
                    TOTAL PREFERRED STOCKS
                    (IDENTIFIED COST
                    $43,874,195)  43,454,888
                    TOTAL INVESTMENTS
                    (IDENTIFIED COST
                    $1,103,139,459) 3             $  1,066,250,225


1 Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At February 28, 1999, these securities amounted to $159,240,455 which represents 14.9% of net assets. Included in these amounts, securities which have been deemed liquid amounted to $158,880,426 which represents 14.8% of net assets.

2 Non-income producing security.

3 The cost of investments for federal tax purposes amounts to $1,103,139,459. The net unrealized depreciation of investments on a federal tax basis amounts to $36,889,234 which is comprised of $32,119,804 appreciation and $69,009,038 depreciation at February 28, 1999.

4 Australis Holdings Pty Limited, a wholly owned subsidiary of Australis Media Limited, filed for reorganization relief under Chapter 11 of the Bankruptcy Code on April 8, 1998. Australis was a leading provider of subscription television services in Australia which has been negatively impacted by its failed merger with a rival pay TV operator. The company has effectively ceased operations although litigation is pending.

5 AmeriTruck Distribution Corporation and subsidiaries filed for reorganization under Chapter 11 of the Federal Bankruptcy Code on November 11, 1998. AmeriTruck operated in specialized segments of the trucking operation from ConAgra with bond proceeds in hopes of establishing a major national presence in that niche but was unable to generate enough volume to bring capacity utilization in that segment to a level adequate to service related debt. The company continues to operate in Chapter 11 while liquidating most of the refrigerated operation while retaining selected profitable portions of that business.

Note: The categories of investments are shown as a percentage of net assets ($1,069,840,379) at February 28, 1999.

The following acronyms are used throughout this portfolio:

BIG -Bond Investors Guaranty GTD -Guaranty HDA -Hospital Development Authority LLC -Limited Liability Corporation PIK -Payment in Kind PLC -Public Limited Company REIT -Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

FEBRUARY 28, 1999




ASSETS:
Total investments in
securities, at value
(identified cost
$1,103,139,459)                                $ 1,066,250,225
Income receivable                                   19,090,145
Receivable for
investments sold                                    36,743,064
Receivable for shares
sold                                                 2,312,133
Prepaid expenses                                        61,105
TOTAL ASSETS                                     1,124,456,672
LIABILITIES:
Payable for investments
purchased                     $  1,217,974
Payable for shares
redeemed                        36,178,614
Income distribution
payable                          2,691,127
Payable to Bank                 14,387,945
Accrued expenses                   140,633
TOTAL LIABILITIES                                   54,616,293
Net assets for
119,918,721 shares
outstanding                                    $ 1,069,840,379
NET ASSETS CONSIST OF:
Paid in capital                                $ 1,119,564,368
Net unrealized
depreciation of
investments                                        (36,889,234)
Accumulated net realized
loss on investments                                (13,478,110)
Undistributed net
investment income                                      643,355
TOTAL NET ASSETS                               $ 1,069,840,379
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:
$1,069,840,379 /
119,918,721 shares
outstanding                                              $8.92


See Notes which are an integral part of the Financial Statements

Statement of Operations


YEAR ENDED FEBRUARY 28, 1999



INVESTMENT INCOME:
Dividends                                                           $   4,793,200
Interest                                                              108,874,702
TOTAL INCOME                                                          113,667,902
EXPENSES:
Investment advisory fee                          $  8,605,337
Administrative personnel
and services fee                                      865,071
Custodian fees                                         70,141
Transfer and dividend
disbursing agent fees
and expenses                                          312,950
Directors'/Trustees'
fees                                                   17,610
Auditing fees                                          24,192
Legal fees                                            109,909
Portfolio accounting
fees                                                  138,442
Shareholder services fee                            2,868,383
Share registration costs                               61,841
Printing and postage                                   74,880
Insurance premiums                                      8,119
Miscellaneous                                           9,957
TOTAL EXPENSES                                     13,166,832
WAIVERS:
Waiver of investment
advisory fee                  $  (2,459,542)
Waiver of shareholder
services fee                      (573,659)
TOTAL WAIVERS                                      (3,033,201)
Net expenses                                                           10,133,631
Net investment income                                                 103,534,271
REALIZED AND UNREALIZED
GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on
investments                                                             2,188,032
Net change in unrealized
depreciation of
investments                                                           (93,988,696)
Net realized and
unrealized gain (loss)
on investments                                                        (91,800,664)
Change in net assets
resulting from
operations                                                          $  11,733,607


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets





YEAR ENDED FEBRUARY 28           1999                   1998
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income          $    103,534,271       $    89,225,466
Net realized gain on
investments ($2,188,032
and $4,861,343,
respectively,
as computed for federal
tax purposes)                         2,188,032             2,894,137
Net change in unrealized
appreciation/(depreciation)         (93,988,696)           34,916,343
CHANGE IN NET ASSETS
RESULTING FROM
OPERATIONS                           11,733,607           127,035,946
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                  (103,375,232)          (88,853,702)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            1,105,476,358           979,282,898
Net asset value of shares
issued to shareholders
in payment of
distributions declared               72,053,130            65,669,753
Cost of shares redeemed          (1,215,110,331)         (822,434,825)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (37,580,843)          222,517,826
Change in net assets               (129,222,468)          260,700,070
NET ASSETS:
Beginning of period               1,199,062,847           938,362,777
End of period (including
undistributed net
investment income of
$643,355 and $54,638,
respectively)                  $  1,069,840,379       $ 1,199,062,847


See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

FEBRUARY 28, 1999

ORGANIZATION

Federated High Yield Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Trust's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default).

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return on capital for federal income tax purposes.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency and defaulted interest. The following reclassifications have been made to the financial statements.


                               UNDISTRIBUTED
                 ACCUMULATED   NET INVESTMENT
PAID-IN CAPITAL   GAIN (LOSS)  INCOME
$4,115             $(433,793)  $429,678

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At February 28, 1999, the Trust, for federal tax purposes, had a capital loss carryforward of $7,981,977, which will reduce the Trust's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2000                     $6,525,373
2003                     $1,456,604

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Trust will not incur any registration costs upon such resales. The Trust's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust's pricing committee.

Additional information on each restricted security held at February 28, 1999 is as follows:


SECURITY                          ACQUISITION DATE      ACQUISITION COST
Electronic Retailing Systems
International, Inc., Warrants     1/21/1997-1/31/1997           $129,220
IHF Capital, Inc., Warrants       11/4/1994-4/20/1995             51,080


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:



YEAR ENDED FEBRUARY 28                              1999            1998
Shares sold                                  120,541,310     103,170,660
Shares issued to shareholders in payment
of distributions declared                      7,818,612       6,907,979
Shares redeemed                             (131,659,365)    (86,612,840)
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS                       (3,299,443)     23,465,799


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended February 28, 1999, were as follows:

Purchases   $519,604,990
Sales       $612,828,451

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

Report of Ernst & Young LLP, Independent Auditors

TO THE TRUSTEES AND SHAREHOLDERS OF

FEDERATED HIGH YIELD TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated High Yield Trust as of February 28, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated High Yield Trust at February 28, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

April 19, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 PROSPECTUS

Federated High Yield Trust



APRIL 30, 1999

A Statement of Additional Information (SAI) dated April 30, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's annual and semi-annual reports to shareholders as they become available. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual report, semi-annual report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.



 [Graphic]
 Federated
 Federated High Yield Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-4018

Cusip 314197104



8040401A (4/99)

 [Graphic]



PART C.       OTHER INFORMATION.

ITEM 23.      Exhibits:
    (a)        (i)     Conformed copy of Declaration of Trust of the
                         Registrant; (8)
              (ii)     Conformed copy of Amendment No. 1 to the Declaration of
                          Trust of the Registrant; (8)
             (iii)     Conformed copy of Amendment No. 2 to the Declaration of
                          Trust of the Registrant; (8)
    (b)        (i)     Copy of By-Laws of the Registrant; (8)
              (ii)     Copy of Amendment No. 1 to the Bylaws; (8)
             (iii)     Copy of Amendment No. 2 to the Bylaws; (8)
              (iv)     Copy of Amendment No. 3 to the Bylaws; (8)
               (v)     Copy of Amendment No. 4 to the Bylaws; (11)
              (vi)     Copy of Amendment No. 5 to the Bylaws; (12)
             (vii)     Copy of Amendment No. 6 to the Bylaws; (12)
            (viii)     Copy of Amendment No. 7 to the Bylaws; (12)
    (c) Conformed copy of Specimen Certificate for
    Shares of Beneficial Interest of the Registrant; (8)
    (d) Conformed copy of Investment Advisory Contract of the Registrant; (7) (e) (i) Conformed copy of
    Distributor's Contract of the Registrant; (7)

               (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan/Trustee Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the  ...............Commission  on July 24, 1995. (File Nos.
                    33- 38550 and 811-6269.)

    (f)     Not applicable;
    (g)        (i)     Conformed copy of Custodian Agreement of the
                       Registrant; (8)
              (ii)     Conformed copy of Custodian Fee
                       Schedule; (11)
    (h)        (i)     Conformed copy of Amended and Restated   Agreement for
                          Fund Accounting Services,
            Administrative Services, Shareholder Transfer Agency Services and
               Custody Services Procurement; (12)
              (ii)     The responses described in Item 23(e)(ii) are
                         hereby incorporated by reference.

               (iii)The  Registrant   hereby   incorporates   by  reference  the
                    conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                    Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375)

              (iv)     Conformed copy of Amended and Restated Shareholder
                         Services Agreement; (11)
----------------
+        All exhibits have been filed electronically.

7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-1A filed February 20, 1990. (File Nos. 2-91091 and 811-4018)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 21, 1995. (File Nos. 2-91091 and 811-4018)

11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed April 28, 1998. (File Nos. 2-90191 and 811-4018)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 26, 1999. (File Nos. 2-90191 and 811-4018).

(i) Conformed copy of the Opinion of Counsel as to the legality of the shares being registered; (8)

(j)        (i)     Conformed copy of Consent of Independent
                   Auditors; +

(ii) Opinion and Consent of Counsel as to Transfer of Organization Expenses; (8)

(k)     Not applicable;
(l)     Conformed copy of Initial Capital Understanding; (8)
(m)     Not applicable;
(n)     Copy of Financial Data Schedule; +
(o)     Not applicable;
(p)        (i)     Conformed copy of Power of Attorney of the Registrant; +
          (ii)     Conformed copy of Power of Attorney of Chief Investment
                     Officer of the Registrant; +
         (iii)     Conformed copy of Power of Attorney of   Treasurer of the
                     Registrant; (12)
          (iv)     Conformed copy of Power of Attorney of Trustee of the
                     Registrant; +
           (v) Conformed copy of Power of Attorney of Trustee of the Registrant; +
          (vi) Conformed copy of Power of Attorney of Trustee of the Registrant; +

Item 24.      Persons Controlled by or Under Common Control with the Fund:

              None.

Item 25.      Indemnification:  (1)






----------------
+        All exhibits have been filed electronically.

1.   Response  is  incorporated  by  reference  to  Registrant's   Pre-Effective
     Amendment No. 1 on Form N-1 filed July 9, 1984. (File Nos. 2-91091 and 811-4018)

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed April 21, 1995. (File Nos. 2-91091 and 811-4018)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 26, 1999. (File Nos. 2-90191 and 811-4018).

Item 26.      Business and Other Connections of the Investment Adviser:

              For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Joseph M. Balestrino
                                                   David A. Briggs
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   Jeffrey A. Kozemchak
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski

              Vice Presidents:                     Todd A. Abraham
                                                   J. Scott Albrecht
                                                   Arthur J. Barry
                                                   Randall S. Bauer
                                                   David A. Briggs
                                                   Micheal W. Casey
                                                   Robert E. Cauley
                                                   Kenneth J. Cody
                                                   Alexandre de Bethmann
                                                   B. Anthony Delserone, Jr.
                                                   Michael P. Donnelly
                                                   Linda A. Duessel
                                                   Donald T. Ellenberger
                                                   Kathleen M. Foody-Malus
                                                   Thomas M. Franks
                                                   Edward C. Gonzales
                                                   James E. Grefenstette
                                                   Marc Halperin
                                                   Patricia L. Heagy
                                                   Susan R. Hill
                                                   William R. Jamison
                                                   Constantine J. Kartsonas
                                                   Stephen A. Keen
                                                   Robert M. Kowit
                                                   Richard J. Lazarchic
                                                   Steven Lehman
                                                   Marian R. Marinack
                                                   Keith J. Sabol
                                                   Frank Semack
                                                   Aash M. Shah
                                                   Michael W. Sirianni, Jr.
                                                   Christopher Smith
                                                   Tracy P. Stouffer
                                                   Edward J. Tiedge
                                                   Paige M. Wilhelm
                                                   George B. Wright
                                                   Jolanta M. Wysocka

              Assistant Vice Presidents:           Nancy J. Belz
                                                   Lee R. Cunningham, II
                                                   James H. Davis, II
                                                   Jacqueline A. Drastal
                                                   Paul S. Drotch
                                                   Salvatore A. Esposito
                                                   Donna M. Fabiano
                                                   Gary E. Farwell
                                                   Eamonn G. Folan
                                                   John T. Gentry
                                                   John W. Harris
                                                   Nathan H. Kehm
                                                   John C. Kerber
                                                   Grant K. McKay
                                                   Natalie F. Metz
                                                   Joseph M. Natoli
                                                   John Sheehy
                                                   Matthew K. Stapen
                                                   Diane Tolby
                                                   Timothy G. Trebilcock
                                                   Leonardo A. Vila
                                                   Steven J. Wagner
                                                   Lori A. Wolff

              Secretary:                           G. Andrew Bonnewell

              Treasurer:                           Thomas R. Donahue

              Assistant Secretaries:               Thomas R. Donahue
                                                   Richard B. Fisher
                                                   Christine M. Newcamp

              Assistant Treasurer:                 Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.      Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

                  Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

                    Federated   Securities   Corp.   also   acts  as   principal
                    underwriter for the following closed-end investment company:
                    Liberty Term Trust, Inc.- 1999.

                  (b)


              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President,                                       President
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (c)      Not applicable.

Item 28.      Location of Accounts and Records:

              All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


              Registrant                                      Federated Investors Tower
                               1001 Liberty Avenue
                            Pittsburgh, PA 15222-3779
          (Notices should be sent to the Agent for Service at the above address)

                                                              Federated Investors Funds
                              5800 Corporate Drive
                            Pittsburgh, PA 15237-7000

              Federated Shareholder                           P.O. Box 8600
              Services Company                                Boston, MA  02266-8600
              ("Transfer Agent and
              Dividend Disbursing Agent")

              Federated Services Company                      Federated Investors Tower
              ("Administrator")                               1001 Liberty Avenue
                                                              Pittsburgh, PA  15222-3779


              Federated Investment                            Federated Investors Tower
              Management Company                              1001 Liberty Avenue
              ("Adviser")                                     Pittsburgh, PA  15222-3779

              State Street Bank and Trust                     P.O. Box 8600
              Company                                         Boston, MA  02266-8600
              ("Custodian")

Item 29.      Management Services: Not applicable.

Item 30.      Undertakings:

              Registrant hereby undertakes to comply with the provisions of
              Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED HIGH YIELD TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 28th day of April, 1999.

                                                      FEDERATED HIGH YIELD TRUST

                           BY: /s/ Anthony R. Bosch
                           Anthony R. Bosch, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           April 28, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:



      NAME                                           TITLE                                       DATE

By:   /s/ Anthony R. Bosch                           Attorney In Fact             April 28, 1999
      Anthony R. Bosch                               For the Persons
      ASSISTANT SECRETARY                            Listed Below

John F. Donahue*                                     Chairman and Trustee
                                                     (Chief Executive Officer)

Glen R. Johnson*                                     President

J. Thomas Madden*                                    Chief Investment Officer

Richard J. Thomas*                                   Treasurer
                                                     (Principal Financial and
                                                     Accounting Officer)

Thomas G. Bigley*                                    Trustee

John T. Conroy, Jr.*                                 Trustee

Nicholas P. Constantakis*                            Trustee

John F. Cunningham*                                  Trustee

J. Christopher Donahue*                              Executive Vice President
                                                     and Trustee

Lawrence D. Ellis, M.D.*                             Trustee

Peter E. Madden*                                     Trustee

Charles F. Mansfield, Jr.*                           Trustee

John E. Murray, Jr., J.D., S.J.D.*                   Trustee

Marjorie P. Smuts*                                   Trustee

John S. Walsh*                                       Trustee
* By Power of Attorney